Accrued Liabilities	12 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Accrued Liabilities

7. Accrued Liabilities

The major classes of accrued liabilities are summarized as follows:

(in thousands)	June 30, 2023	June 30, 2022
Accrued purchases	$1,555	$6,728
Accrued employee compensation	6,618	5,580
Other accrued expenses	9,459	8,867
Non related party accrued interest expense	563	429
Contingent consideration	4,811	2,710
Unearned Income	1,436	642
Captive insurance liabilities	1,844	2,041
Total Accrued liabilities and other payables	$26,286	$26,997